Shareholder Fees - Oakmark Bond Fund	Jun. 30, 2026 USD ($)
R6 Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0